CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE PROFIT OR LOSS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE PROFIT OR LOSS
Net loss for the year	€ (24,216)	€ (31,164)	€ (25,517)
Items that will not be reclassified to profit or loss
Actuarial gains and losses	80	23	(14)
Items that will be reclassified to profit or loss
Foreign currency translation adjustment	48		10
Other comprehensive profit or loss	128	23	(4)
Total other comprehensive profit orloss	(24,089)	(31,141)	(25,521)
Attributable to shareholders of Biophytis	€ (24,089)	(31,140)	€ (25,521)
Non-controlling interests		€ (1)